Property, Plant and Equipment, Net (Details Textual) - USD ($)	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment, Net (Textual)
Depreciation expense	$ 583,244	$ 598,322